WARRANT LIABILITY (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques - $ / shares		9 Months Ended	12 Months Ended
	Oct. 21, 2016	Sep. 30, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Abstract]
Risk-free interest rate	0.66%	1.06%	85.00%
Expected life in years	1 year	4 months	1 year
Dividend yield	0.00%	0.00%	0.00%
Volatility	108.20%	74.10%	120.00%
Stock price (in Dollars per share)	$ 0.08	$ 0.06	$ 0.11